GOODWILL AND INTANGIBLES Schedule of Intangibles (Details) - USD ($) $ in Thousands		12 Months Ended
		Jun. 24, 2015	Jun. 25, 2014	Jun. 26, 2013
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount		$ 8,227	$ 9,979
Accumulated Amortization		(1,983)	(1,413)
Net Carrying Amount		6,244	8,566
Impairment of franchise rights		440	0	$ 0
Franchise Rights [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount	[1]	7,423	9,107
Accumulated Amortization	[1]	(1,625)	(1,121)
Net Carrying Amount	[1]	5,798	7,986
Impairment of franchise rights		400
Foreign currency translation adjustment		(1,000)
Other Intangible Assets [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount		804	872
Accumulated Amortization		(358)	(292)
Net Carrying Amount		446	580
Indefinite-lived Intangible Assets [Member]
Schedule of Intangible Assets [Line Items]
Gross Carrying Amount		$ 10,398	$ 10,275

[1]	(a)The gross carrying amount and accumulated amortization include the impact of foreign currency translation on existing balances of $1.0 million. Additionally, we recorded an impairment charge of $0.4 million in fiscal 2015 to write down the Brinker Canada franchise rights. See Note 10 for additional disclosures.